Classification of financial instruments	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Classification of financial instruments
14. Classification of financial instruments
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

						2025

				Fair value	Amortised cost

		Fair value	Fair value
		through other	through	Fair value		Total
		comprehensive	profit and	– hedging	Financial	carrying
All figures in £ millions	Notes	income	loss	instrument	assets	value

Investments in listed and unlisted securities	15	24	101	–	–	125

Cash and cash equivalents	17	–	11	–	322	333

Derivative financial instruments	16	–	14	2	–	16

Trade receivables	22	–	–	–	661	661

Investment in finance lease receivable	22	–	–	–	66	66

Other receivable		–	16	–	–	16

Total financial assets		24	142	2	1,049	1,217

						2024

				Fair value	Amortised cost

		Fair value	Fair value
		through other	through	Fair value		Total
		comprehensive	profit and	– hedging	Financial	carrying
All figures in £ millions	Notes	income	loss	instrument	assets	value

Investments in listed and unlisted securities	15	28	113	–	–	141

Cash and cash equivalents	17	–	62	–	481	543

Derivative financial instruments	16	–	30	21	–	51

Trade receivables	22	–	–	–	614	614

Contract assets - unbilled1	22	–	–	–	71	71

Investment in finance lease receivable	22	–	–	–	83	83

Other receivable		–	12	–	–	12

Total financial assets		28	217	21	1,249	1,515

1.	In 2025, we have removed the amounts related to unbilled revenue as they are not required to be disclosed in this note. The 2024 comparative has not been restated on the grounds of materiality.
The carrying value of the Group’s financial assets is equal to, or approximately equal to, the market value. The other receivable
i
ncludes
 the contingent consideration receivable on
the
disposal of POLs.
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

						2025

			Fair value	Amortised cost

		Fair value
		through	Fair value	Other	Total	Total
		profit and	– hedging	financial	carrying	market
All figures in £ millions	Notes	loss	instrument	liabilities	value	value

Derivative financial instruments	16	(2)	(1)	–	(3)	(3)

Trade payables	24	–	–	(281)	(281)	(281)

Deferred and contingent consideration	24	(1)	–	(16)	(17)	(17)

Borrowings due within one year	18	–	–	(62)	(62)	(62)

Borrowings due after more than one year	18	–	–	(1,419)	(1,419)	(1,398)

Total financial liabilities		(3)	(1)	(1,778)	(1,782)	(1,761)

						2024

			Fair value	Amortised cost

		Fair value
		through	Fair value	Other	Total	Total
		profit	– hedging	financial	carrying	market
All figures in £ millions	Notes	and loss	instrument	liabilities	value	value

Derivative financial instruments	16	(10)	(48)	–	(58)	(58)

Trade payables	24	–	–	(273)	(273)	(273)

Deferred and contingent consideration	24	(1)	–	(21)	(22)	(22)

Borrowings due within one year	18	–	–	(315)	(315)	(312)

Borrowings due after more than one year	18	–	–	(1,157)	(1,157)	(1,123)

Total financial liabilities		(11)	(48)	(1,766)	(1,825)	(1,788)

Fair value measurement
Financial instruments that are measured subsequently to initial recognition at fair value are grouped into levels 1 to 3, based on the degree to which the fair value is observable, as follows:
Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities. The Group’s bonds valued at £
685
m (2024: £918m) and money market funds of £
11
m (2024: £62m) included within cash and cash equivalents, listed securities of £
1
m (2024: £6m)

and £3m (2024: £nil) of other receivables relating to an escrow account (see note 30) are classified as level 1.
Level 2 fair value measurements are those derived from inputs, other than quoted prices included within level 1, that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices). The Group’s derivative assets valued at £
16
m (2024: £51m) and derivative liabilities valued at £
3
m (2024: £58m) are classified as level 2.
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs). The Group’s investments in unlisted securities are valued at £
124
m (2024: £135m), contingent consideration of £1m (2024: £1m) and the other receivable of £
13
m (2024: £12m) are classified as level 3.
The movements in fair values of level 3 financial assets measured at fair value are shown in the table below:

			2025	2024

All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Total

At 1 January	12	135	147	155

Exchange differences	–	(7)	(7)	2

Acquisition of investments and other receivable	–	5	5	9

Repayments	(1)	–	(1)	–

Reclassification out of level 3	–	–	–	(6)

Fair value movements – OCI	–	(2)	(2)	(2)

Fair value movements – income statement	2	(7)	(5)	(11)

At 31 December	13	124	137	147
The fair value of the investments in unlisted securities is determined by reference to the financial performance of the underlying asset, recent funding rounds and amounts realised on the sale of similar assets. In 2024, one of the investments held was listed, and therefore the investment of £6m was reclassified out of level 3 and into level 1. The investment had a carrying value of £1m as at 31 December 2025.
The other receivable relates to £
13
m (2024: £12m) in respect of the contingent consideration receivable for the sale of the POLS business, which comprises a 27.5% share of positive adjusted EBITDA in each calendar year for six years from the date of disposal, and 27.5% of the proceeds received by the purchaser in relation to any future monetisation event.
The valuation of the contingent consideration receivable has been determined on the basis of a discounted cash flow model, and valued by a third-party specialist. The key inputs into the discounted cash flow model are the estimates of adjusted EBITDA for the 6 years from the date of disposal and the estimate of the valuation of the business thereafter. Reasonably possible changes in assumptions for the inputs into the model would not have a material impact on the carrying value of the contingent consideration, and therefore sensitivities have not been disclosed.
The deferred and contingent consideration payable in respect of prior year acquisitions is measured as the net present value of the expected cash flows. The movement in the fair value of the deferred and contingent consideration payable measured at fair value or amortised cost is shown in the table below:

			2025	2024

All figures in £ millions	Deferred consideration	Contingent consideration	Total	Total

At 1 January	(21)	(1)	(22)	(57)

Exchange differences	1	–	1	–

Acquisitions	–	–	–	(1)

Fair value movements – income statement	–	–	–	(2)

Repayments	4	–	4	38

At 31 December	(16)	(1)	(17)	(22)